Condensed consolidated statements of cash flows - additional details - Depreciation, amortization, impairments and fair value adjustments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	$ 709	$ 615
Property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	129	119
Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	29	0
Intangible assets other than goodwill [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	536	555
Financial asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	$ 15	$ (59)